Michael H. Bison 617.570.1933 mbison@goodwinprocter.com	Goodwin Procter LLP Counselors at Law Exchange Place Boston, MA 02109 T: 617.570.1000 F: 617.523.1231

March 21, 2013

CONFIDENTIAL SUBMISSION

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Corporate Finance

100 F Street, NE

Washington, DC 20549

RE: Confidential Submission of bluebird bio, Inc. Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of bluebird bio, Inc., a Delaware corporation (the “Company”), we hereby confidentially submit a draft Registration Statement on Form S-1 (the “Registration Statement”) of the Company pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act of 2012 and Section 24(b)(2) of the Securities Exchange Act of 1934 for non-public review by the Staff of the U.S. Securities and Exchange Commission prior to the public filing of the Registration Statement.

If you have any questions with respect to this confidential submission, please call me at (617) 570-1933.

Sincerely,

/s/ Michael H. Bison

Michael H. Bison

Enclosure

cc:	Nick Leschly, President and Chief Executive Officer, bluebird bio, Inc.
Gregg Katz, Esq., Goodwin Procter LLP